1 Corporate Way Lansing, MI 48951 517/381-5500
April 29, 2025

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	JNL Series Trust (“Registrant”)
File Nos: 033-87244 and 811-8894

Dear Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended (“Securities Act”), in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the forms of the Prospectus and Statement of Additional Information, each dated April 28, 2025, for the Registrant that would have been filed under paragraph (c) of Rule 497 of the Securities Act do not differ from those contained in the most recent post-effective amendment (Amendment No. 197) to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 24, 2025 (Accession No. 0001999371-25-004636).

If you have any questions, please contact me at 517-574-2089.

Sincerely,

/s/ Emily J. Bennett

Emily J. Bennett
Vice President & Assistant Secretary